Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2014
Above Market Acquired Charters [Abstract]
Above Market Acquired Charters (Table Text Block)
Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total

Carrying amount as at January 1, 2013	$40,171	$3,093	$2,227	$2,229	$—	$—	$—	$—	$—		$47,720

Acquisitions	—	—	—	—	19,707	19,768	19,094	19,329	19,358		97,256
Amortization	(5,357)	(2,481)	(864)	(797)	(1,311)	(1,240)	(519)	(513)	(512)		(13,594)
Carrying amount as at December 31, 2013	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846		$131,382
Acquisitions	—	—	—	—	—	—	—	—	—		—
Amortization	(5,357)	(612)	(863)	(796)	(1,668)	(1,670)	(1,693)	(1,672)	(1,669)		(16,000)
Carrying amount as at December 31, 2014	$29,457	$-	$500	$636	$16,728	$16,858	$16,882	$17,144	$17,177		$115,382

Above Market Acquired Charter Future Amortization Expense (Table Text Block)
For the twelve month period ended December 31,	M/V Cape Agamemnon	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2015	$5,357	$500	$636	$1,668	$1,670	$1,693	$1,672	$1,669	$14,865
2016	5,372	—	—	1,668	1,670	1,697	1,675	1,674	13,756
2017	5,357	—	—	1,668	1,670	1,693	1,672	1,669	13,729
2018	5,357	—	—	1,668	1,670	1,693	1,672	1,669	13,729
2019	5,357	—	—	1,668	1,670	1,693	1,672	1,669	13,729
Thereafter	2,657	—	—	8,388	8,508	8,413	8,781	8,827	45,574
Total	$29,457	$500	$636	$16,728	$16,858	$16,882	$17,144	$17,177	$115,382